Cover	Mar. 19, 2025
Cover [Abstract]
Entity Registrant Name	BrooQLy Inc.
Entity Central Index Key	0001854526
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Mar. 19, 2025
Entity Ex Transition Period	false
Entity File Number	000-56399
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	86-2265420
Entity Address Address Line 1	10101 S. Robert Road,
Entity Address Address Line 2	Suite 209
Entity Address City Or Town	Palos Hills
Entity Address State Or Province	IL
Entity Address Postal Zip Code	60465
City Area Code	718
Local Phone Number	705-8770
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false